Note 16 - Derivative Financial Instruments (Details) (USD $)	12 Months Ended										12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Oct. 16, 2013	Mar. 31, 2013	Mar. 31, 2014 Swap [Member]	Dec. 31, 2013 Swap [Member]	Aug. 25, 2012 Sovereign [Member]	Dec. 31, 2012 Written Down [Member]	Dec. 31, 2012 Reclassified [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Notional Amount		$ 20,000,000	$ 20,000,000		$ 20,000,000
Restricted Cash and Cash Equivalents, Noncurrent	5,537,000	1,576,000	1,739,000			1,576,000
Interest Rate Derivatives, at Fair Value, Net	5,811,000
Derivative, Number of Instruments Matured			2
Derivatives, Number of Instruments Transferred				2
Derivative Asset, Fair Value of Collateral							1,739,000
Assets Held-for-sale, Property, Plant and Equipment	42,178,000
Assets Held-for-sale, Long Lived, Fair Value Disclosure	25,200,000								25,200,000
Impairment of Long-Lived Assets to be Disposed of	16,978,000
Long-Lived Assets Held and Used Carrying Value	211,384,000									10,414,000
Long-Lived Assets Held and Used Fair Value	164,792,000									12,500,000
Impairment of Long-Lived Assets Held-for-use	46,592,000
Percentage of Total Value Derived From Level 3 Inputs											18.70%
Long-Lived Assets Held And Used Revaluation Gain	2,086,000
Sovereign Option Outstanding								$ 3,000,000